Condensed Consolidating Financial Information (Details 1) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Condensed Consolidating Statement of Comprehensive Income
Sales	$ 2,115.3				$ 2,053.0					$ 8,061.6	$ 7,223.8	$ 6,672.1
Less – excise taxes	(179.8)				(181.2)					(730.1)	(675.4)	(644.1)
Net sales	1,935.5	$ 1,628.0	$ 1,810.5	$ 2,021.2	1,871.8	$ 1,543.2	$ 1,640.5	$ 1,733.4	$ 1,631.3	7,331.5	6,548.4	6,028.0
Cost of product sold	(940.2)				(990.5)					(3,802.1)	(3,606.1)	(3,449.4)
Gross profit	995.3	787.7	891.4	969.0	881.3	696.1	733.5	775.6	737.1	3,529.4	2,942.3	2,578.6
Selling, general and administrative expenses	(427.2)				(328.6)					(1,392.4)	(1,177.2)	(1,078.4)
Gain on sale of business										262.4	0.0	0.0
Operating income	568.1				552.7					2,399.4	1,765.1	1,500.2
Equity in earnings (losses) of equity method investees and subsidiaries	0.4				0.7					27.3	26.6	21.5
Interest income	0.1				0.4					1.8	0.8	1.4
Intercompany interest income	0.0				0.0					0.0	0.0	0.0
Interest expense	(82.5)				(85.0)					(335.1)	(314.7)	(339.1)
Intercompany interest expense	0.0				0.0					0.0	0.0	0.0
Income before income taxes	479.4				468.8					2,093.4	1,501.2	1,179.6
(Provision for) benefit from income taxes	(74.1)				(149.7)					(554.2)	(440.6)	(343.4)
Net income	405.3				319.1					1,539.2	1,060.6	836.2
Net (income) loss attributable to noncontrolling interests	(2.5)				(0.8)					(4.1)	(5.7)	3.1
Net income attributable to CBI	402.8	$ 452.0	$ 405.9	$ 358.9	318.3	$ 243.4	$ 270.5	$ 302.4	$ 238.6	1,535.1	1,054.9	839.3
Comprehensive income attributable to CBI	590.3				314.3					1,587.8	733.3	622.4
Dividend income											24.5
Loss on write-off of debt issuance costs	(6.7)									0.0	(1.1)	(4.4)
Eliminations [Member]
Condensed Consolidating Statement of Comprehensive Income
Sales	(1,240.0)				(1,218.2)					(4,560.5)	(3,929.0)	(3,778.5)
Less – excise taxes	0.0				0.0					0.0	0.0	0.0
Net sales	(1,240.0)				(1,218.2)					(4,560.5)	(3,929.0)	(3,778.5)
Cost of product sold	1,221.9				1,177.2					4,496.1	3,883.5	3,728.3
Gross profit	(18.1)				(41.0)					(64.4)	(45.5)	(50.2)
Selling, general and administrative expenses	2.8				5.5					22.8	20.8	15.2
Gain on sale of business										0.0
Operating income	(15.3)				(35.5)					(41.6)	(24.7)	(35.0)
Equity in earnings (losses) of equity method investees and subsidiaries	(537.8)				(457.5)					(2,010.7)	(1,540.1)	(1,065.3)
Interest income	0.0				0.0					0.0	0.0	0.0
Intercompany interest income	(176.5)				(154.3)					(633.4)	(549.1)	(484.9)
Interest expense	0.0				0.0					0.0	0.0	0.0
Intercompany interest expense	176.5				154.3					633.4	549.1	484.9
Income before income taxes	(553.1)				(493.0)					(2,052.3)	(1,564.8)	(1,100.3)
(Provision for) benefit from income taxes	(16.2)				11.4					3.5	8.3	11.0
Net income	(569.3)				(481.6)					(2,048.8)	(1,556.5)	(1,089.3)
Net (income) loss attributable to noncontrolling interests	0.0				0.0					0.0	0.0	0.0
Net income attributable to CBI	(569.3)				(481.6)					(2,048.8)	(1,556.5)	(1,089.3)
Comprehensive income attributable to CBI	(758.9)				(477.2)					(2,071.1)	(1,227.5)	(867.2)
Dividend income											0.0
Loss on write-off of debt issuance costs	0.0										0.0	0.0
Parent Company [Member]
Condensed Consolidating Statement of Comprehensive Income
Sales	698.8				623.7					2,832.6	2,522.8	2,406.4
Less – excise taxes	(83.6)				(78.0)					(351.9)	(332.6)	(324.8)
Net sales	615.2				545.7					2,480.7	2,190.2	2,081.6
Cost of product sold	(477.2)				(451.4)					(1,974.5)	(1,759.6)	(1,678.4)
Gross profit	138.0				94.3					506.2	430.6	403.2
Selling, general and administrative expenses	(105.0)				(91.4)					(417.2)	(378.4)	(388.2)
Gain on sale of business										(23.4)
Operating income	33.0				2.9					65.6	52.2	15.0
Equity in earnings (losses) of equity method investees and subsidiaries	433.5				369.0					1,657.4	1,224.2	828.0
Interest income	0.0				0.1					0.4	0.2	0.1
Intercompany interest income	57.9				57.4					227.1	191.4	177.8
Interest expense	(65.2)				(74.3)					(280.0)	(290.1)	(296.4)
Intercompany interest expense	(93.3)				(73.2)					(311.1)	(267.4)	(222.0)
Income before income taxes	359.2				281.9					1,359.4	910.1	502.5
(Provision for) benefit from income taxes	43.6				36.4					175.7	144.8	336.8
Net income	402.8				318.3					1,535.1	1,054.9	839.3
Net (income) loss attributable to noncontrolling interests	0.0				0.0					0.0	0.0	0.0
Net income attributable to CBI	402.8				318.3					1,535.1	1,054.9	839.3
Comprehensive income attributable to CBI	590.3				314.3					1,587.8	733.3	622.4
Dividend income											0.0
Loss on write-off of debt issuance costs	(6.7)										(0.4)	0.0
Subsidiary Guarantors [Member]
Condensed Consolidating Statement of Comprehensive Income
Sales	1,753.2				1,643.9					6,254.4	5,491.3	4,936.9
Less – excise taxes	(93.4)				(86.8)					(320.8)	(280.9)	(251.4)
Net sales	1,659.8				1,557.1					5,933.6	5,210.4	4,685.5
Cost of product sold	(1,214.6)				(1,146.8)					(4,373.8)	(3,835.4)	(3,574.7)
Gross profit	445.2				410.3					1,559.8	1,375.0	1,110.8
Selling, general and administrative expenses	(281.5)				(173.6)					(707.5)	(595.1)	(454.0)
Gain on sale of business										(4.3)
Operating income	163.7				236.7					848.0	779.9	656.8
Equity in earnings (losses) of equity method investees and subsidiaries	(11.5)				(11.3)					(31.1)	(30.5)	(30.6)
Interest income	0.0				0.0					0.0	0.0	0.0
Intercompany interest income	117.4				96.0					402.7	354.3	304.8
Interest expense	(0.3)				(0.4)					(1.5)	(1.2)	(1.4)
Intercompany interest expense	(49.3)				(51.7)					(197.4)	(173.7)	(161.8)
Income before income taxes	220.0				269.3					1,020.7	928.8	767.8
(Provision for) benefit from income taxes	(69.6)				(103.0)					(385.8)	(351.4)	(291.8)
Net income	150.4				166.3					634.9	577.4	476.0
Net (income) loss attributable to noncontrolling interests	0.0				0.0					0.0	0.0	0.0
Net income attributable to CBI	150.4				166.3					634.9	577.4	476.0
Comprehensive income attributable to CBI	151.3				165.2					634.8	575.7	476.7
Dividend income											0.0
Loss on write-off of debt issuance costs	0.0										0.0	0.0
Subsidiary Nonguarantors [Member]
Condensed Consolidating Statement of Comprehensive Income
Sales	903.3				1,003.6					3,535.1	3,138.7	3,107.3
Less – excise taxes	(2.8)				(16.4)					(57.4)	(61.9)	(67.9)
Net sales	900.5				987.2					3,477.7	3,076.8	3,039.4
Cost of product sold	(470.3)				(569.5)					(1,949.9)	(1,894.6)	(1,924.6)
Gross profit	430.2				417.7					1,527.8	1,182.2	1,114.8
Selling, general and administrative expenses	(43.5)				(69.1)					(290.5)	(224.5)	(251.4)
Gain on sale of business										290.1
Operating income	386.7				348.6					1,527.4	957.7	863.4
Equity in earnings (losses) of equity method investees and subsidiaries	116.2				100.5					411.7	373.0	289.4
Interest income	0.1				0.3					1.4	0.6	1.3
Intercompany interest income	1.2				0.9					3.6	3.4	2.3
Interest expense	(17.0)				(10.3)					(53.6)	(23.4)	(41.3)
Intercompany interest expense	(33.9)				(29.4)					(124.9)	(108.0)	(101.1)
Income before income taxes	453.3				410.6					1,765.6	1,227.1	1,009.6
(Provision for) benefit from income taxes	(31.9)				(94.5)					(347.6)	(242.3)	(399.4)
Net income	421.4				316.1					1,418.0	984.8	610.2
Net (income) loss attributable to noncontrolling interests	(2.5)				(0.8)					(4.1)	(5.7)	3.1
Net income attributable to CBI	418.9				315.3					1,413.9	979.1	613.3
Comprehensive income attributable to CBI	607.6				$ 312.0					$ 1,436.3	651.8	390.5
Dividend income											24.5
Loss on write-off of debt issuance costs	$ 0.0										$ (0.7)	$ (4.4)